Significant Accounting Policies - Purchase of intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Minimum | Software
Significant accounting policies
Useful life of intangible assets	2 years
Minimum | Purchased concessions, rights and other intangible assets
Significant accounting policies
Useful life of intangible assets	10 years
Maximum | Software
Significant accounting policies
Useful life of intangible assets	15 years
Maximum | Purchased concessions, rights and other intangible assets
Significant accounting policies
Useful life of intangible assets	20 years